COLUMBIA INTEGRATED SMALL CAP GROWTH FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Integrated Small Cap Growth Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.2%

Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 0.7%
Bandwidth, Inc., Class A(a)	28,685	314,961

Interactive Media & Services 1.0%
Shutterstock, Inc.	9,896	434,534

Media 0.9%
Integral Ad Science Holding Corp.(a)	28,742	419,346

Total Communication Services		1,168,841

Consumer Discretionary 12.0%
Automobile Components 2.3%
Dorman Products, Inc.(a)	5,710	411,348
Gentherm, Inc.(a)	6,176	283,602
Standard Motor Products, Inc.	9,864	354,808

Total		1,049,758

Diversified Consumer Services 3.6%
Duolingo, Inc.(a)	4,265	905,417
Rover Group, Inc.(a)	66,164	723,834

Total		1,629,251

Hotels, Restaurants & Leisure 2.1%
Century Casinos, Inc.(a)	43,652	187,703
Everi Holdings, Inc.(a)	26,080	272,536
Shake Shack, Inc., Class A(a)	7,787	471,581

Total		931,820

Household Durables 1.8%
M/I Homes, Inc.(a)	4,083	430,798
Skyline Champion Corp.(a)	6,175	371,673

Total		802,471

Specialty Retail 0.7%
Revolve Group, Inc.(a)	23,753	316,390

Textiles, Apparel & Luxury Goods 1.5%
Crocs, Inc.(a)	3,299	348,408
Movado Group, Inc.	12,181	318,533

Total		666,941

Total Consumer Discretionary		5,396,631

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 2.8%
Beverages 1.2%
Primo Water Corp.	35,635	512,075

Food Products 0.9%
Vital Farms, Inc.(a)	31,123	414,558

Personal Care Products 0.7%
Inter Parfums, Inc.	2,486	311,148

Total Consumer Staples		1,237,781

Energy 4.9%
Energy Equipment & Services 2.8%
ChampionX Corp.	16,014	469,531
DMC Global Inc(a)	17,364	276,956
Oceaneering International, Inc.(a)	24,784	512,037

Total		1,258,524

Oil, Gas & Consumable Fuels 2.1%
Magnolia Oil & Gas Corp., Class A	17,544	377,196
Riley Exploration Permian, Inc.	10,506	259,498
W&T Offshore, Inc.	87,263	291,458

Total		928,152

Total Energy		2,186,676

Financials 6.7%
Capital Markets 1.7%
Hamilton Lane, Inc., Class A	5,263	514,984
WisdomTree, Inc.	42,476	276,519

Total		791,503

Consumer Finance 1.0%
NerdWallet, Inc., Class A(a)	39,317	461,975

Financial Services 2.0%
Essent Group Ltd.	11,876	574,086
Remitly Global, Inc.(a)	14,342	308,926

Total		883,012

2	Columbia Integrated Small Cap Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Small Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 2.0%
Goosehead Insurance, Inc., Class A(a)	6,677	489,291
Palomar Holdings, Inc.(a)	6,726	393,538

Total		882,829

Total Financials		3,019,319

Health Care 20.4%
Biotechnology 9.8%
ACADIA Pharmaceuticals, Inc.(a)	14,775	329,187
Aldeyra Therapeutics, Inc.(a)	37,350	103,459
Amicus Therapeutics, Inc.(a)	34,642	381,755
Anika Therapeutics, Inc.(a)	11,371	249,139
Avid Bioservices, Inc.(a)	29,458	149,941
Catalyst Pharmaceuticals, Inc.(a)	23,261	335,656
Deciphera Pharmaceuticals, Inc.(a)	21,003	264,848
Halozyme Therapeutics, Inc.(a)	13,955	538,802
Kiniksa Pharmaceuticals(a)	25,964	419,838
Madrigal Pharmaceuticals, Inc.(a)	1,402	285,027
Mirum Pharmaceuticals, Inc.(a)	13,574	435,318
Prothena Corp., PLC(a)	5,514	179,646
Vericel Corp.(a)	12,927	459,426
Xencor, Inc.(a)	15,193	278,640

Total		4,410,682

Health Care Equipment & Supplies 4.9%
Avanos Medical, Inc.(a)	12,767	275,129
AxoGen, Inc.(a)	39,096	256,079
Inspire Medical Systems, Inc.(a)	1,630	236,855
LivaNova PLC(a)	7,328	328,661
Merit Medical Systems, Inc.(a)	8,804	630,014
Tactile Systems Technology, Inc.(a)	23,881	318,334
Treace Medical Concepts, Inc.(a)	18,167	159,143

Total		2,204,215

Health Care Providers & Services 3.0%
Option Care Health, Inc.(a)	15,863	471,924
PetIQ, Inc.(a)	26,350	459,017
RadNet, Inc.(a)	12,762	424,081

Total		1,355,022

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 2.1%
Evolent Health, Inc., Class A(a)	14,867	413,303
Health Catalyst, Inc.(a)	23,802	170,898
HealthStream, Inc.	14,277	356,925

Total		941,126

Life Sciences Tools & Services 0.6%
MaxCyte, Inc.(a)	57,153	271,477

Total Health Care		9,182,522

Industrials 23.0%
Aerospace & Defense 3.1%
Aerovironment, Inc.(a)	3,727	512,872
Astronics Corp.(a)	21,276	315,949
Kratos Defense & Security Solutions, Inc.(a)	28,993	552,317

Total		1,381,138

Air Freight & Logistics 0.8%
HUB Group, Inc., Class A(a)	4,677	353,347

Building Products 1.3%
Gibraltar Industries, Inc.(a)	8,484	570,040

Construction & Engineering 2.2%
MYR Group, Inc.(a)	3,890	483,994
Primoris Services Corp.	16,407	498,116

Total		982,110

Electrical Equipment 1.0%
Thermon(a)	14,417	434,673

Ground Transportation 1.1%
Marten Transport Ltd.	26,982	508,611

Machinery 7.0%
Alamo Group, Inc.	2,511	461,271
Albany International Corp., Class A	4,395	377,179
Helios Technologies, Inc.	4,797	184,109
John Bean Technologies Corp.	3,514	362,996
Lindsay Corp.	2,682	319,989
Mueller Water Products, Inc., Class A	34,044	452,445
REV Group, Inc.	28,981	457,610
Tennant Co.	6,208	531,529

Total		3,147,128

Columbia Integrated Small Cap Growth Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Small Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 4.7%
ExlService Holdings, Inc.(a)	14,902	422,770
ICF International, Inc.	4,373	612,001
Legalzoom.com, Inc.(a)	33,127	381,954
NV5 Global, Inc.(a)	3,308	321,802
Upwork, Inc.(a)	27,930	393,534

Total		2,132,061

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	2,633	421,464
NOW, Inc.(a)	40,630	405,081

Total		826,545

Total Industrials		10,335,653

Information Technology 22.5%
Communications Equipment 1.5%
Calix, Inc.(a)	9,599	370,426
Viavi Solutions, Inc.(a)	35,129	283,842

Total		654,268

Electronic Equipment, Instruments & Components 3.7%
Advanced Energy Industries, Inc.	5,411	514,316
Itron, Inc.(a)	6,827	460,003
Rogers Corp.(a)	2,610	337,734
Sanmina Corp.(a)	6,953	348,415

Total		1,660,468

IT Services 1.8%
Grid Dynamics Holdings, Inc.(a)	28,646	363,231
Squarespace, Inc., Class A(a)	15,572	436,483

Total		799,714

Semiconductors & Semiconductor Equipment 5.6%
Amkor Technology, Inc.	14,319	403,366
Formfactor, Inc.(a)	11,444	430,065
MaxLinear, Inc.(a)	13,157	246,431
NVE Corp.	4,095	293,489
Onto Innovation, Inc.(a)	4,820	679,668
Rambus, Inc.(a)	7,033	475,923

Total		2,528,942

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 9.9%
A10 Networks, Inc.	26,286	328,312
Alkami Technology, Inc.(a)	23,456	534,093
Box, Inc., Class A(a)	12,116	317,076
CommVault Systems, Inc.(a)	6,981	513,662
Everbridge, Inc.(a)	11,607	236,319
LiveRamp Holdings, Inc.(a)	17,803	590,347
Mitek Systems, Inc.(a)	28,025	316,402
N-Able, Inc.(a)	27,189	323,821
SPS Commerce, Inc.(a)	2,197	378,499
Tenable Holdings, Inc.(a)	9,769	404,339
Workiva, Inc., Class A(a)	5,369	516,337

Total		4,459,207

Total Information Technology		10,102,599

Materials 4.3%
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	15,236	528,537

Metals & Mining 3.1%
Commercial Metals Co.	9,764	442,602
Materion Corp.	5,450	616,450
MP Materials Corp.(a)	11,943	189,535
Piedmont Lithium, Inc.(a)	5,766	149,397

Total		1,397,984

Total Materials		1,926,521

Total Common Stocks (Cost $40,518,971)		44,556,543

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	375,191	375,116

Total Money Market Funds (Cost $375,012)		375,116

Total Investments in Securities (Cost: $40,893,983)		44,931,659

Other Assets & Liabilities, Net		(21,279)

Net Assets		44,910,380

4	Columbia Integrated Small Cap Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Small Cap Growth Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	489,052	1,657,482	(1,771,432)	14	375,116	99	6,991	375,191

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Small Cap Growth Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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